AUTOMATED CASH MANAGEMENT TRUST
(A Portfolio of Money Market Obligations Trust)
Cash II Shares
Institutional Service Shares

Supplement to Prospectuses dated September 30, 1997

At the April 23, 1998 shareholder meeting, shareholders approved a change to the Fund's fundamental policy of investing in restricted securities. The policy is now non-fundamental and allows the Fund to invest, without limitation, in restricted securities which meet the Board of Trustees' guidelines for liquidity. Therefore, the Fund's policy on restricted securities is as follows:

            "The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets."





                                                April 30, 1998

Federated Investors

Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Cusip 60934N831
Cusip 60934N864
G00179-03 (4/98)



AUTOMATED CASH MANAGEMENT TRUST
(A Portfolio of Money Market Obligations Trust)
Cash II Shares
Institutional Service Shares

Supplement to Statement of Additional Information dated September 30, 1997

At the April 23, 1998 shareholder meeting, shareholders approved the following:

    Amend the policy on diversification of investments by removing any specific restrictions and limitations regarding diversification so that the Fund will be operated in accordance with Rule 2a-7;

    Change the Fund's fundamental policy of investing in restricted securities to a non-fundamental policy allowing the Fund to invest, without limitation, in restricted securities which meet the Board of Trustees' guidelines for liquidity;

    Remove the Fund's investment policy on investing in new issuers; and

    Remove the Fund's investment policy on investing in options.


                                                April 30, 1998

Federated Investors

Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Cusip 60934N831
Cusip 60934N864
G00179-04 (4/98)